Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
the Partnership has made taxable property loans to these consolidated VIEs of $7.4 million and $7.1 million as of December 31, 2014 and 2013, respectively.

VIEs - December 31, 2014
			Base	Principal	Income
		Maturity	Interest	Outstanding at	Earned in
Property Name	Location	Date	Rate	December 31, 2014	2014
Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,465,000	$468,859
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	7,266,000	460,420
Total Mortgage Revenue Bonds				$14,731,000	$929,279
(1) Bonds held by ATAX TEBS I, LLC
VIEs - December 31, 2013
			Base	Principal	Income
		Maturity	Interest	Outstanding at	Earned in
Property Name	Location	Date	Rate	December 31, 2013	2013
Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,542,000	$473,438
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	$7,355,000	$465,791
Total Mortgage Revenue Bonds				$14,897,000	$939,229
(1) Bonds held by ATAX TEBS I, LLC
The following is a summary of the taxable loans, accrued interest and allowance on amounts due at December 31, 2014 and 2013 :

	December 31, 2014
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Loans
Arbors at Hickory Ridge	$191,264	$26,047	$—	$—	$217,311
Ashley Square	5,078,342	2,455,660	(3,596,342)	(2,455,660)	1,482,000
Avistar (February 2013 portfolio)	274,496	16,470	—	—	290,966
Avistar (June 2013 portfolio)	251,622	15,097	—	—	266,719
Cross Creek	6,976,087	2,084,804	(3,447,472)	(2,084,804)	3,528,615
Foundation for Affordable Housing	1,560,553	1,735	—	—	1,562,288
Greens Property	850,000	231,342	—	—	1,081,342
Lake Forest	4,618,704	2,599,613	(55,000)	(2,578,778)	4,584,539
Ohio Properties	2,390,447	894,044	—	(307,832)	2,976,659
	$22,191,515	$8,324,812	$(7,098,814)	$(7,427,074)	$15,990,439

	December 31, 2013
	Outstanding Balance	Accrued Interest	Loan Loss Reserves	Interest Allowance	Net Taxable Loans
Arbors at Hickory Ridge	$191,264	$12,979	$—	$—	$204,243
Ashley Square	5,078,342	2,053,415	(3,596,342)	(2,053,415)	1,482,000
Cross Creek	6,821,087	1,825,389	(3,372,472)	(1,825,389)	3,448,615
Foundation for Affordable Housing	1,603,083	13,989	—	—	1,617,072
Greens Property	876,000	130,563	—	(921)	1,005,642
Lake Forest	4,618,704	2,148,881	(55,000)	(2,128,046)	4,584,539
Ohio Properties	2,361,447	585,377	—	(186,706)	2,760,118
	$21,549,927	$6,770,593	$(7,023,814)	$(6,194,477)	$15,102,229

Variable Interest Entity, Classification of Carrying Amount, Assets [Table Text Block]
The following table presents information regarding the classification of the assets at their carrying value and maximum exposure to loss held by the Partnership as of December 31, 2014 and 2013, which constitute variable interest entities.

December 31, 2014
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,645,559	$1,482,000	$5,159,000	$7,534,002
Bruton Apartments	18,145,000	—	18,145,000	—
Cross Creek	8,617,079	3,528,615	6,074,817	3,528,615
Glenview Apartments	6,723,000	—	6,723,000	—
Harden Ranch	9,300,000	—	9,300,000	—
Montclair Apartments	3,458,000	—	3,458,000	—
Santa Fe Apartments	4,736,000	—	4,736,000	—
Tyler Park Apartments	8,100,000	—	8,100,000	—
Westside Village Market	5,400,000	—	5,400,000	—
	$70,124,638	$5,010,615	$67,095,817	$11,062,617

December 31, 2013
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,212,000	$1,482,000	$5,212,000	$7,131,757
Cross Creek	7,522,563	3,448,615	6,042,297	3,448,615
Tyler Park Apartments	8,100,000	—	8,100,000	—
Westside Village Market	5,400,000	—	5,400,000	—
	$26,234,563	$4,930,615	$24,754,297	$10,580,372

Schedule of Condensed Income Statement [Table Text Block]
Consolidating Statements of Operations for the years ended December 31, 2014, 2013, and 2012:

	Partnership For the Year Ended December 31, 2014	Consolidated VIEs For the Year Ended December 31, 2014	Consolidation -Elimination For the Year Ended December 31, 2014	Total For the Year Ended December 31, 2014
Revenues:
Property revenues	$14,250,572	$—	$—	$14,250,572
Mortgage revenue bond investment income	26,606,234	—	—	26,606,234
Contingent interest income	40,000	—	—	40,000
Other interest income	856,217	—	—	856,217
Gain on mortgage revenue bonds - sale and redemption	3,701,772	—	—	3,701,772
Other income	188,000	—	—	188,000
Total revenues	45,642,795	—	—	45,642,795
Expenses:
Real estate operating (exclusive of items shown below)	7,796,761	—	—	7,796,761
Provision for loan loss	75,000	—	—	75,000
Depreciation and amortization	6,081,500	—	—	6,081,500
Interest	11,165,911	—	—	11,165,911
General and administrative	5,547,208	—	—	5,547,208
Total expenses	30,666,380	—	—	30,666,380
Income (loss) from continuing operations	14,976,415	—	—	14,976,415
Income (loss) from discontinued operations	688,333	(1,987,839)	1,352,279	52,773
Net Income	15,664,748	(1,987,839)	1,352,279	15,029,188
Net (loss) income attributable to noncontrolling interest	(4,673)	—	—	(4,673)
Net income (loss) - America First Multifamily Investors, L. P.	$15,669,421	$(1,987,839)	$1,352,279	$15,033,861

	Partnership For the Year Ended December 31, 2013	Consolidated VIEs For the Year Ended December 31, 2013	Consolidation -Elimination For the Year Ended December 31, 2013	Total For the Year Ended December 31, 2013
Revenues:
Property revenues	$11,358,718	$1,757,140	$—	$13,115,858
Mortgage revenue bond investment income	23,170,169	—	(518,547)	22,651,622
Contingent interest income	6,497,160	—	—	6,497,160
Other interest income	1,772,338	—	—	1,772,338
Other income	250,000	9,186,828	(9,186,828)	250,000
Total revenues	43,048,385	10,943,968	(9,705,375)	44,286,978
Expenses:
Real estate operating (exclusive of items shown below)	6,522,091	1,100,091	—	7,622,182
Realized loss on taxable property loan	4,557,741	—	—	4,557,741
Provision for loan loss	168,000	—	—	168,000
Provision for loss on receivables	241,698	—	—	241,698
Depreciation and amortization	5,365,376	471,692	(13,591)	5,823,477
Interest	6,990,844	1,034,584	(1,034,584)	6,990,844
General and administrative	4,237,245	—	—	4,237,245
Total expenses	28,082,995	2,606,367	(1,048,175)	29,641,187
Income (loss) from continuing operations	14,965,390	8,337,601	(8,657,200)	14,645,791
Income from discontinued operations (including gain on sale of MF Property of $3,177,183 in 2013)	4,127,714	(2,072,030)	1,275,367	3,331,051
Net income (loss)	19,093,104	6,265,571	(7,381,833)	17,976,842
Net income attributable to noncontrolling interest	261,923	—	—	261,923
Net income (loss) - America First Multifamily Investors, L.P.	$18,831,181	$6,265,571	$(7,381,833)	$17,714,919

	Partnership For the Year Ended December 31, 2012	Consolidated VIEs For the Year Ended December 31, 2012	Consolidation -Elimination For the Year Ended December 31, 2012	Total For the Year Ended December 31, 2012
Revenues:
Property revenues	$7,846,812	$1,839,602	$—	$9,686,414
Mortgage revenue bond investment income	11,650,280	—	(571,813)	11,078,467
Gain on mortgage revenue bond - sale	680,444	—	—	680,444
Other interest income	150,882	—	—	150,882
Other income	557,300	(1,972)	—	555,328
Total Revenues	20,885,718	1,837,630	(571,813)	22,151,535
Expenses:
Real estate operating (exclusive of items shown below)	4,604,870	1,418,053	—	6,022,923
Provision for loss on receivables	452,700	—	—	452,700
Depreciation and amortization	3,437,684	633,914	(14,986)	4,056,612
Interest	5,275,008	1,116,551	(1,116,551)	5,275,008
General and administrative	3,512,233	—	—	3,512,233
Total Expenses	17,282,495	3,168,518	(1,131,537)	19,319,476
Income (loss) from continuing operations	3,603,223	(1,330,888)	559,724	2,832,059
Income from discontinued operations (including gain on sale of MF Property of $1.406,608 in 2012)	2,915,661	(1,955,008)	1,203,326	2,163,979
Net income (loss)	6,518,884	(3,285,896)	1,763,050	4,996,038
Net income attributable to noncontrolling interest	549,194	—	—	549,194
Net income (loss) - America First Multifamily Investors, L. P.	$5,969,690	$(3,285,896)	$1,763,050	$4,446,844

Schedule of Condensed Balance Sheet [Table Text Block]
Consolidating Balance Sheets as of December 31, 2014 and 2013:

	Partnership as of December 31, 2014	Consolidated VIEs as of December 31, 2014	Consolidation -Elimination as of December 31, 2014	Total as of December 31, 2014
Assets
Cash and cash equivalents	$49,157,571	$—	$—	$49,157,571
Restricted cash	11,141,496	—	—	11,141,496
Interest receivable	4,121,486	—	—	4,121,486
Mortgage revenue bonds held in trust	378,423,092	—	—	378,423,092
Mortgage revenue bonds	70,601,045	—	—	70,601,045
Public housing capital fund trusts	61,263,123	—	—	61,263,123
Mortgage-backed securities	14,841,558	—	—	14,841,558
Real estate assets:
Land and land improvements	13,753,493	—	—	13,753,493
Buildings and improvements	110,706,173	—	—	110,706,173
Real estate assets before accumulated depreciation	124,459,666	—	—	124,459,666
Accumulated depreciation	(14,108,154)	—	—	(14,108,154)
Net real estate assets	110,351,512	—	—	110,351,512
Other assets	31,134,319	—	—	31,134,319
Assets held for sale	27,640,053	13,456,861	(27,892,899)	13,204,015
Total Assets	$758,675,255	$13,456,861	$(27,892,899)	$744,239,217

Liabilities
Accounts payable, accrued expenses and other liabilities	$4,123,346	$—	$—	$4,123,346
Distribution payable	7,617,390	—	—	7,617,390
Debt financing	345,359,000	—	—	345,359,000
Mortgage payable	76,707,834	—	—	76,707,834
Liabilities held for sale	—	36,956,477	(36,452,734)	503,743
Total Liabilities	433,807,570	36,956,477	(36,452,734)	434,311,313
Partners' Capital
General Partner	578,238	—	—	578,238
Beneficial Unit Certificate holders	324,305,442	—	6,151,675	330,457,117
Unallocated loss of Consolidated VIEs	—	(23,499,616)	2,408,160	(21,091,456)
Total Partners' Capital	324,883,680	(23,499,616)	8,559,835	309,943,899
Noncontrolling interest	(15,995)	—	—	(15,995)
Total Capital	324,867,685	(23,499,616)	8,559,835	309,927,904
Total Liabilities and Partners' Capital	$758,675,255	$13,456,861	$(27,892,899)	$744,239,217

	Partnership as of December 31, 2013	Consolidated VIEs as of December 31, 2013	Consolidation -Elimination as of December 31, 2013	Total as of December 31, 2013
Assets
Cash and cash equivalents	$11,292,039	$—	$—	$11,292,039
Restricted cash	6,344,666	—	—	6,344,666
Interest receivable	3,342,038	—	—	3,342,038
Mortgage revenue bonds held in trust	216,371,801	—	—	216,371,801
Mortgage revenue bonds	68,946,370	—	—	68,946,370
Public housing capital fund trusts	62,056,379	—	—	62,056,379
Mortgage-backed securities	37,845,661	—	—	37,845,661
Real estate assets:
Land and land improvements	9,245,592	—	—	9,245,592
Buildings and improvements	90,253,256	—	—	90,253,256
Real estate assets before accumulated depreciation	99,498,848	—	—	99,498,848
Accumulated depreciation	(9,386,811)	—	—	(9,386,811)
Net real estate assets	90,112,037	—	—	90,112,037
Other assets	24,173,614	—	—	24,173,614
Assets held for sale	25,768,553	14,019,837	(26,039,963)	13,748,427
Total Assets	$546,253,158	$14,019,837	$(26,039,963)	$534,233,032

Liabilities
Accounts payable, accrued expenses and other liabilities	$4,963,653	$—	$—	$4,963,653
Distribution payable	6,446,076	—	—	6,446,076
Debt financing	257,274,000	—	—	257,274,000
Mortgage payable	57,087,320	—	—	57,087,320
Bond purchase commitment at fair value	4,852,177	—	—	4,852,177
Liabilities held for sale	—	35,531,613	(35,044,572)	487,041
Total Liabilities	330,623,226	35,531,613	(35,044,572)	331,110,267
Partners' Capital
General Partner	16,671	—	—	16,671
Beneficial Unit Certificate holders	215,624,583	—	7,948,729	223,573,312
Unallocated deficit of Consolidated VIEs	—	(21,511,776)	1,055,880	(20,455,896)
Total Partners' Capital	215,641,254	(21,511,776)	9,004,609	203,134,087
Noncontrolling interest	(11,322)	—	—	(11,322)
Total Capital	215,629,932	(21,511,776)	9,004,609	203,122,765
Total Liabilities and Partners' Capital	$546,253,158	$14,019,837	$(26,039,963)	$534,233,032

A condensed balance sheet for each at the date of acquisitions is included below.

Woodland Park 6/1/2013 (Date of Acquisition)
Other current assets	$201,321
In-place lease assets	403,216
Real estate assets	15,258,784
Total Assets	$15,863,321
Accounts payable, accrued expenses and other	192,345
Net assets	15,670,976
Total liabilities and net assets	$15,863,321